Transactions and balances with related parties - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Deferred income
Threshold percentage for disclosure of related party transactions, individual ownership of any class of securities	10.00%
Former Members of the Management Board
Deferred income
Key management personnel compensation		$ 1.7